Details of Significant Accounts - Revenue, schedule of alternative disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details of Significant Accounts
AR/AI cloud solutions and Subscription	$ 25,305	$ 21,359
Licensing	2,288	2,875
Advertisement	496	580
Others	105	18
Revenue from contracts with customers	$ 28,194	$ 24,832